iShares®

iShares Trust

Supplement dated September 10, 2018 (the “Supplement”)

to the Statement of Additional Information (the “SAI”)

dated August 1, 2018

for the iShares iBonds® Sep 2018 Term Muni Bond ETF (IBMG) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective September 10, 2018. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-IBMG-0918

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FOR FUTURE REFERENCE